Share-Based Payments - Option Program (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of January 1, number of options	1,089,000
Change | shares	1,200,000	1,089,000
As of December 31, number of options	2,289,000	1,089,000
CEO
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of January 1, number of options	225,000
Change | shares	71,000	225,000
As of December 31, number of options	296,000	225,000
Other executive management [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of January 1, number of options	415,000
Change | shares	120,000	415,000
As of December 31, number of options	535,000	415,000
Other employees, consultants and external parties [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of January 1, number of options	449,000
Change | shares	1,009,000	449,000
As of December 31, number of options	1,458,000	449,000